Financial instruments	12 Months Ended
Dec. 31, 2025
Notes and other explanatory information [abstract]
Financial instruments

21.	Financial instruments

a)	Identification and measurement of financial instruments

The Company enters into transactions involving various financial instruments, mainly cash and cash equivalents, including short-term investments, accounts receivable, accounts payable to suppliers and related parties, and loans and export prepayment, which may contain embedded derivatives.

The amounts recorded in current assets and current liabilities have immediate liquidity or short-term maturity. Considering the maturities and features of such instruments, their carrying amounts approximate their fair values.

•	Classification of financial instruments

		12/31/2025		12/31/2024
Description	Note	Measured at amortized cost	Fair value through profit and loss (1)	Measured at amortized cost	Fair value through profit and loss (1)
Assets
Current
Cash and cash equivalents	5	6,214	—	45,918	—
Trade accounts receivable	6	—	1,392	—	11,584
Cash held as collateral	10	11,253		—	—
Non-current
Loan and accounts receivable from related parties	13	18,542	—	12,953	—
Cash held as collateral	10		—	12,686	—
		36,009	1,392	71,557	11,584

Liabilities
Current
Loans and export prepayment	15	127,334	—	61,596	—
Suppliers	14	49,524	—	32,627	—
Prepayment from customer	17	—	—	—	1,514
Accounts payable related parties		3,050	—	1,240	—
Non-current
Loans and export prepayment	15	13,199	—	112,003	—
Accounts payable related parties		5,653	—	—	—
		198,760	—	207,466	1,514
(1)	The Company measures certain financial assets and liabilities using Level 2 inputs, which are observable but not quoted in active markets.

b)	Financial risk management:

The Company uses risk management strategies in which the nature and general position of financial risks are regularly monitored and managed to assess results and the financial impact on cash flow.

The Company is exposed to exchange rates, interest rates, market price, credit risk and liquidity risks.

•	Foreign Exchange rate risk

The exposure arises from the existence of assets and liabilities generated in U.S and Canadian dollars, since the Company's functional currency is the Brazilian Real.

The consolidated exposure as of December 31, 2025 is as follows:

Description	12/31/2025
Canadian dollars
Cash and cash equivalents	7
Tax recoverable	784
Suppliers	(6,331)
Other current liabilities	(17)
(5,557)

United States dollar
Cash and cash equivalents	4,840
Trade accounts receivable	1,392
Cash held as collateral	11,253
Suppliers	(131)
Prepayment from customer	(5,062)
Interest on export prepayment agreement	(956)
Export prepayment agreement	(123,800)
(112,464)

•	Sensitivity analysis

We present below the sensitivity analysis for foreign exchange risks. The Company considered probable scenario(1), scenarios 1 and 2 as 10%, and 20%, respectively, of deterioration for volatility of the currency, using as reference the exchange rate on December 31, 2025.

The currencies used in the sensitivity analysis and its scenarios are shown below:

	12/31/2025
Currency	Exchange rate	Probable scenario (1)	Scenario 1 (+/-10%)	Scenario 2 (+/-20%)
CAD (+)	4.0219	3.7686	4.1455	4.5223
CAD (-)	4.0219	3.7686	3.3917	3.0149
USD (+)	5.5024	5.1682	5.6850	6.2018
USD (-)	5.5024	5.1682	4.6514	4.1346

The effects on profit and loss, considering scenarios 1 and 2, are shown below:

	12/31/2025
	Notional	Probable scenario (1)	Scenario 1	Scenario 2
Canadian dollar-denominated (+)	(5,557)	374	(166)	(615)
Canadian dollar-denominated (-)	(5,557)	374	1,032	1,856
U.S dollar-denominated (+)	(112,464)	7,272	(3,613)	(12,684)
U.S dollar-denominated (-)	(112,464)	7,272	20,576	37,207
(1)	Sensitivity analysis of the scenario probable was measured using as reference the exchange rate, published by the Central Bank of Brazil, on February 24, 2026.

•	Interest rate risk

This risk arises from short and long-term financial investments, financing and export prepayment linked to fixed and floating interest rates of the CDI, SELIC and SOFR, exposing these financial assets and liabilities to interest rate fluctuations as shown in the sensitivity analysis framework.

•	Sensitivity analysis of interest rate variations

The Company considered the probable scenario and scenarios 1 and 2 of changes in interest rates volatility as of December 31, 2025.

The interest rates used in the sensitivity analysis in their respective scenarios are shown below together with the effects on the profit and loss balances for the year ended December 31, 2025:

		Notional	Probable scenario (1)	Scenario 1	Scenario 2
Liabilities
Rate		15.00%	12.25%	13.48%	14.70%
BDMG	SELIC (+10% and +20%)	16,611	457	7	0

Rate		4.15%	4.27%	4.38%	4.48%
Export prepayment agreement	SOFR (+2.5% and +5.0%)	100,000	(121)	(228)	(335)
(1)	Sensitivity analysis of the probable scenario was measured using as reference the rates on February 23, 2026.

During 2025, the Company entered into a swap operation with the objective of exchanging the interest exposure of an advance on foreign exchange contract calculated in US$, which is originally calculated on the notional amount in US$, to Brazilian interbank deposit rate (“DI”) plus an interest rate calculated on the notional amount in R$. This operation was settled on November 21, 2025, in the amount of $2,355.

•	Market price risk

Provisional pricing adjustments – The Company’s products may be provisionally priced at the date revenue is recognized and a provisional invoice issued. Provisionally priced receivables are subsequently measured at fair value through profit and loss under IFRS 9 “Financial Instruments”. The final selling price for all provisionally priced products is based on forward market price based on the contract terms stipulated. The change in value of the provisionally priced receivable is based on relevant forward market prices. For contracts with variable pricing dependent on the content of minerals in the product delivered, the Company estimates the amount of consideration to which it will be entitled in exchange for transferring the products. The fair value of the final sale price adjustment is reassessed at each reporting date, based on all variable pricing elements and any changes are recognized as operational revenue in the statement of loss.

As of December 31, 2025, the Company did not have outstanding receivables with exposure to market price fluctuations.

•	Credit risk

The credit risk management policy aims to minimize the possibility of not receiving sales made and amounts invested, deposited or guaranteed by financial institutions and counterparties, through analysis, granting and management of credits, using quantitative and qualitative parameters.

The Company manages its credit risk by receiving in advance a substantial portion of its sales or by being guaranteed by letters of credit.

Credit granted to financial institutions is used to accept guarantees and invest cash surpluses.

•	Liquidity risk

Liquidity risk is the risk that the Company will not be able to meet its financial obligations as they fall due. The Company’s approach to managing liquidity is to ensure it will have sufficient liquidity to meet liabilities when due.

The Company’s management of cash is focused on funding ongoing capital needs for operating the Greentech Plant, developing the Company’s growth opportunities (including Phase 2) and for general corporate expenditures, Management intends to use cash generated by its operating activities to meet its obligations.

The Company continuously monitors its cash outflows and seeks opportunities to minimize all costs, to the extent possible, as well as its general and administrative expenses.

The following table shows the contractual maturities of financial liabilities, including accrued interest.

Contractual obligations	Up to 1 year	1-3 years	4-5 years	More than 5 years	Total
Suppliers	49,524	—	—	—	49,524
Loans and export prepayment	128,047	6,956	5,992	373	141,368
Lease liabilities	1,214	705	501	381	2,801

c)	Capital Management

The Company’s objective in managing its capital is to ensure that the Company is able to safeguard its ability to continue as a going concern, continue its operations, and has sufficient capital to be able to meet its strategic objectives, including the continued exploration and development of its existing mineral projects and the identification of additional projects. The Company’s primary source of capital is derived from equity issuances. As of December 31, 2025, capital consisted of equity attributable to common shareholders of $56,630 ($92,340 as of December 31, 2024). The Company has no externally imposed capital requirements and manages its capital structure in accordance with its strategic objectives and changes in economic conditions. In order to maintain or adjust its capital structure, the Company may issue new shares in the form of private placements and/or secondary public offerings. There has been no change in the Company’s approach to capital management since the year ended December 31, 2025.

d)	Fair values of assets and liabilities as compared to their carrying amounts.

Financial assets and liabilities at fair value through profit or loss are recognized in current and non-current assets and liabilities, while any gains and losses are recognized as financial income or financial costs, respectively.

The amounts are recognized in these financial statements at their carrying amounts, which are substantially similar to those that would be obtained if they were traded in the market. The fair values of other long-term assets and liabilities do not differ significantly from their carrying amounts, including the export prepayment agreement and BDMG loan, since both are based on floating interest rates such as SOFR and SELIC, respectively. Given the very specific condition of the export prepayment loan, the Company was not able to quantify an equivalent loan with similar condition for the same borrower that could be considered to measure the fair value for this facility.

Accounting Policy

Recognition

The Company recognizes a financial asset or financial liability on the consolidated statement of financial position when it becomes party to the contractual provisions of the financial instrument. Financial assets are initially measured at fair value and are derecognized either when the Company has transferred substantially all the risks and rewards of ownership of the financial asset, or when cash flows expire. Financial liabilities are initially measured at fair value and are derecognized when the obligation specified in the contract is discharged, cancelled or expired.

A write-off of a financial asset (or a portion thereof) constitutes a derecognition event. Write-offs occur when the Company has no reasonable expectations of recovering the contractual cash flows of a financial asset.

Classification and Measurement

The Company determines the classification of its financial instruments at initial recognition. Financial assets and financial liabilities are classified according to the following measurement categories:

•	those to be measured subsequently at fair value, either through profit or loss (“FVTPL”) or through other comprehensive loss (“FVTOCI”); and,
•	those to be measured subsequently at amortized cost.

The classification and measurement of financial assets after initial recognition at fair value depends on the business model for managing the financial asset and the contractual terms of the cash flows. Financial assets that are held within a business model whose objective is to collect the contractual cash flows, and that have contractual cash flows that are solely payments of principal and interest on the principal outstanding, are generally measured at amortized cost at each subsequent reporting period. All other financial assets are measured at their fair values at each subsequent reporting period, with any changes recorded through profit or loss or through other comprehensive income (which designation is made as an irrevocable election at the time of recognition).

After initial recognition at fair value, financial liabilities are classified and measured at either:

(a)	amortized cost.
(b)	FVTPL, if the Company has made an irrevocable election at the time of recognition, or when required or,
(c)	FVTOCI, when the change in fair value is attributable to changes in the Company’s credit risk.

Transaction costs that are directly attributable to the acquisition or issuance of a financial asset or financial liability classified as amortized cost are included in the fair value of the instrument on initial recognition.

Transaction costs for financial assets and financial liabilities classified as fair value through profit or loss are expensed in profit or loss.

The Company’s financial assets consist of cash and cash equivalents, loans and accounts receivable from related parties, which are classified as amortized cost, and trade accounts receivable which are measured at fair value through profit and loss. The Company’s financial liabilities consist of suppliers, accounts payable and loan, prepayment from customer and export prepayment agreements, which are classified and subsequently measured at amortized cost using the effective interest method.

All financial instruments recognized at fair value in the consolidated statement of financial position are classified into one of three levels in the fair value hierarchy as follows:

Level 1 – Valuation based on quoted prices (unadjusted) observed in active markets for identical assets or liabilities.

Level 2 – Valuation techniques based on inputs that are quoted prices of similar instruments in active markets; quoted prices for identical or similar instruments in markets that are not active; inputs other than quoted prices used in a valuation model that are observable for that instrument; and inputs that are derived from or corroborated by observable market data by correlation or other means.

Level 3 – Valuation techniques with significant unobservable market inputs.

Impairment

The Company assesses all information available, including on a forward-looking basis, the expected credit losses associated with any financial assets carried at amortized cost. The impairment methodology applied depends on whether there has been a significant increase in credit risk. To assess whether there is a significant increase in credit risk, the Company compares the risk of a default occurring on the asset as at the reporting date with the risk of default as at the date of initial recognition based on all information available, and reasonable and supportive forward-looking information.